AXP(SM)
Progressive Fund
1999 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

(icon of) ruler

AXP Progressive Fund seeks to provide shareholders with long-term growth of capital.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)


Distributed by American  Express  Financial  Advisors Inc.

AMERICAN EXPRESS Financial Advisors
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The Power of Patience
Everyone likes to get a bargain. In the investment world, bargains are known as "value" stocks -- stocks whose prices are believed to be low in relation to the true worth of their respective companies. In the case of AXP Progressive Fund, the focus is on small-company value stocks, which can get overlooked as investors try to find a new "high-flier." Many of these companies have already proved themselves in the marketplace and are financially sound. Patient investors may benefit, however, when such stocks get rediscovered and eventually rise to their fair values.

AXP PROGRESSIVE FUND         (This annual report is not part of the prospectus.)

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Table of Contents

1999 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Manager                4
Fund Facts                                6
The 10 Largest Holdings                   7
Making the Most of the Fund               8
The Fund's Long-term Performance          9
Independent Auditors' Report             10
Financial Statements                     11
Notes to Financial Statements            14
Investments in Securities                21
Federal Income Tax Information           27

1999 PROSPECTUS

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                 3p
Goal                                     3p
Investment Strategy                      3p
Risks                                    5p
Past Performance                         6p
Fees and Expenses                        8p
Management                               9p
Buying and Selling Shares               10p
Valuing Fund Shares                     10p
Investment Options                      11p
Purchasing Shares                       12p
Sales Charges                           15p
Exchanging/Selling Shares               19p
Distributions and Taxes                 24p
Personalized Shareholder
   Information                          26p
About the Company                       27p
Quick Telephone Reference               29p
Financial Highlights                    30p

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name from "IDS" to "AXP."
o A new  shareholder  service and distribution plan.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.


Arne H. Carlson

(picture of) Kurt Winters
Kurt Winters
Portfolio manager

From the Portfolio Manager

AXP Progressive Fund recorded positive results for the past fiscal year, although a late-period decline substantially reduced its return. For the 12 months -- October 1998 through September 1999 -- the Fund's Class A shares generated a total return of 8.20%. (A portion of the return came in the form of a capital gain, which was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

When the period began, the U.S. stock market was just coming off a sharp decline. But, supported by three reductions in short-term interest rates by the Federal Reserve, stocks quickly gained positive momentum and powered their way through the winter. After backing off a bit in February, the market resumed its advance until mid-summer.

At that point, the mood of the market began to change. With the economy continuing to show little sign of slowing down and oil prices and wages on the rise, the Federal Reserve decided to raise interest rates in June, then again in August -- the goal being to head off a potential run-up in the inflation rate. The stock market reacted in predictable fashion, losing ground in each of the last three months of the fiscal year.

MID-SUMMER PEAK
The Fund's performance roughly tracked that of the market. It reached its peak in mid-summer, as the Fund logged a gain of more than 20% by that time. But more than half of that total was eroded during the final quarter.

As has been the case in recent years, the market's progress was largely determined by a relatively small number of large-capitalization growth stocks. The Fund's focus, on the other hand, is on small- and mid-size stocks whose prices appear to offer above-average value in relation to their respective companies' fundamental strengths and earnings potential -- "value" stocks. Therefore, while the Fund's performance was positive for the period, the bias of the market continued to work against its investment style.

Looking at the make-up of the portfolio, I kept the greatest portion (about 20-25%) in financial stocks. Most of the remaining investments were divided in roughly equal amounts among technology, utility and industrial stocks.

Given the Federal Reserve's apparent willingness to raise interest rates to keep inflation at bay, stocks may continue to face a challenging environment, at least for the first part of the new fiscal year. As for the Fund, its holdings still offer what I believe is above-average investment value. This should provide some performance stability until such time as market leadership moves beyond large-cap growth stocks.


Kurt Winters

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

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Fund Facts


Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 1999                                                       $7.21
Sept. 30, 1998                                                       $7.93
Decrease                                                             $0.72

Distributions -- Oct. 1, 1998 - Sept. 30, 1999
From income                                                          $0.05
From capital gains                                                   $1.37
Total distributions                                                  $1.42

Total return*                                                       +8.20%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 1999                                                       $7.06
Sept. 30, 1998                                                       $7.80
Decrease                                                             $0.74

Distributions -- Oct. 1, 1998 - Sept. 30, 1999
From income                                                          $  --
From capital gains                                                   $1.37
Total distributions                                                  $1.37

Total return*                                                       +7.49%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Sept. 30, 1999                                                       $7.22
Sept. 30, 1998                                                       $7.94
Decrease                                                             $0.72

Distributions -- Oct. 1, 1998 - Sept. 30, 1999
From income                                                          $0.05
From capital gains                                                   $1.37
Total distributions                                                  $1.42

Total return*                                                       +8.32%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP PROGRESSIVE FUND         (This annual report is not part of the prospectus.)

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The 10 Largest Holdings


                                   Percent                   Value
                                (of net assets)      (as of Sept. 30, 1999)
 TCF Financial                       2.52%                $12,281,874
 Tiffany                             2.46                  11,987,499
 Danaher                             1.89                   9,220,313
 Tosco                               1.87                   9,090,000
 Ingersoll-Rand                      1.81                   8,790,000
 El Paso Energy                      1.76                   8,559,688
 Reliant Energy                      1.75                   8,524,687
 Allegheny Energy                    1.73                   8,430,312
 Coastal                             1.71                   8,347,156
 Unicom                              1.67                   8,126,250

For further detail about these holdings, please refer to the section entitled "Investments in Securities".


(icon of) pie chart

The 10 holdings listed here
make up 19.17% of net assets

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

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Making the Most of the Fund


BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP PROGRESSIVE FUND         (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

$50,000

$40,000

$30,000                                            X
                                                   S&P 500 Index

                                                                 X
                                                                 AXP Progressive
                                                                 Fund
$20,000                                     X
                                            Lipper Capital Appreciation
                                            Fund Index

$10,00

10/01/89 9/90  9/91  9/92  9/93  9/94  9/95   9/96    9/97   9/98   9/99

Average annual total return (as of Sept. 30, 1999)
                 1 year          5 years         10 years      Since inception*
Class A          +2.80%           +9.55%           +8.30%               --%
Class B          +3.87%              --%              --%            +9.39%
Class Y          +8.32%              --%              --%           +10.66%

*Inception date was March 20, 1995.

Assumes: Holding period from 10/1/89 to 9/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $2,333. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Capital Appreciation Fund Index. In comparing AXP Progressive Fund (Class A) to the two indexes, you should take into account the fact that the Fund'sperformance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P companies may be generally larger than those in which the Fund invests.

Lipper Capital Appreciation Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to this Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)         ANNUAL REPORT - 1999

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The  financial   statements   contained  in  Post-Effective   Amendment  #67  to
Registration Statement No. 2-30059 filed on or about November 24, 1999, are incorporated herein by reference.

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Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Progressive Fund, Inc.

Fiscal year ended Sept. 30, 1999

Class A

Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1998                            $0.04536

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1998                            $1.37089
Total distributions                      $1.41625

(This annual report is not part of the prospectus.)          ANNUAL REPORT -1999

Class B

Income distributions taxable as dividend income, 100% qualifying for deductions by corporations.

Payable date                            Per share

Dec. 23, 1998                            $0.00000


Capital gain distribution taxable as long-term capital gain.
Payable date                            Per share

Dec. 23, 1998                            $1.37089
Total distributions                      $1.37089

Class Y

Income distributions taxable as dividend income, 100% qualifying for deduction by corporations.

Payable date                            Per share

Dec. 23, 1998                            $0.05242

Capital gain distribution taxable as long-term capital gain.

Payable date                            Per share

Dec. 23, 1998                            $1.37089
Total distributions                      $1.42331

AXP PROGRESSIVE FUND         (This annual report is not part of the prospectus.)

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S-6449 N (11/99)

AXP Progressive Fund
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN EXPRESS Financial Advisors (logo)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.